Guarantees and product warranty (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement in Standard Product Warranty Accrual
Warranty liability, beginning balance	$ 1,426	$ 1,367
Reduction in liability (payments)	(874)	(1,071)
Increase in liability (new warranties)	802	1,130
Warranty liability, ending balance	$ 1,354	1,426
Product Warranty Accrual, Preexisting, Increase (Decrease)		$ 170